Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.3%

Security	Shares	Value
Aerospace & Defense — 0.5%
Cubic Corp.	42,478	$2,487,512
Thales S.A.	12,529	1,148,265

		$3,635,777

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	17,404	$1,635,454
Expeditors International of Washington, Inc.	36,292	3,243,416
FedEx Corp.	8,076	2,314,420
Hub Group, Inc., Class A(1)	47,895	2,616,025
United Parcel Service, Inc., Class B	17,938	3,068,654

		$12,877,969

Airlines — 0.9%
Alaska Air Group, Inc.	34,123	$1,739,249
SkyWest, Inc.	76,480	3,283,286
Southwest Airlines Co.	40,514	1,877,419

		$6,899,954

Auto Components — 0.6%
Cie Generale des Etablissements Michelin SCA	13,654	$1,698,411
Cooper Tire & Rubber Co.	69,901	2,777,167

		$4,475,578

Automobiles — 0.7%
Tesla, Inc.(1)	9,885	$5,610,726

		$5,610,726

Banks — 3.2%
Bank of America Corp.	81,541	$2,296,195
Cadence Bancorp, Class A	257,428	3,588,546
Cathay General Bancorp	71,898	2,031,119
First BanCorp	276,632	2,196,458
JPMorgan Chase & Co.	48,155	5,676,511
Old National Bancorp	124,003	1,962,967
Renasant Corp.	89,127	2,751,351
Sumitomo Mitsui Financial Group, Inc.	56,300	1,618,769
U.S. Bancorp	37,916	1,638,350
Valley National Bancorp	232,858	2,128,322

		$25,888,588

Beverages — 1.3%
Asahi Group Holdings, Ltd.	35,500	$1,364,089
Britvic PLC	136,160	1,483,478
Coca-Cola Co. (The)	65,853	3,398,015
PepsiCo, Inc.	26,321	3,796,278

		$10,041,860

Security	Shares	Value
Biotechnology — 0.7%
Amgen, Inc.	13,030	$2,893,181
CSL, Ltd.	9,551	2,091,531
Gilead Sciences, Inc.	14,614	886,631

		$5,871,343

Building Products — 0.5%
Daikin Industries, Ltd.	8,000	$1,811,918
Kingspan Group PLC(1)	25,698	2,242,037

		$4,053,955

Capital Markets — 1.0%
BlackRock, Inc.	1,520	$1,061,492
FactSet Research Systems, Inc.	6,828	2,278,913
Moody’s Corp.	6,984	1,971,863
Morgan Stanley	18,369	1,135,755
Partners Group Holding AG	1,400	1,509,454

		$7,957,477

Chemicals — 5.7%
Air Liquide S.A.	24,986	$4,083,222
Air Products and Chemicals, Inc.	8,502	2,381,750
Air Water, Inc.	100,100	1,647,321
Akzo Nobel NV	14,153	1,498,669
Arkema S.A.	14,645	1,705,509
Asahi Kasei Corp.	170,600	1,559,699
BASF SE	22,436	1,640,264
Ecolab, Inc.	11,393	2,530,955
Ems-Chemie Holding AG	3,263	2,980,126
Givaudan S.A.	1,172	4,801,016
Linde PLC	14,715	3,773,220
Nippon Shokubai Co., Ltd.	26,400	1,317,046
NOF Corp.	41,700	1,845,341
Novozymes A/S, Class B	25,857	1,476,807
PPG Industries, Inc.	12,793	1,877,629
Sherwin-Williams Co. (The)	3,518	2,630,162
Shin-Etsu Chemical Co., Ltd.	13,700	2,244,417
Sika AG	14,489	3,686,663
Symrise AG	15,299	1,917,557

		$45,597,373

Commercial Services & Supplies — 0.3%
Securitas AB, Class B(1)	123,582	$2,033,116

		$2,033,116

Security	Shares	Value
Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$2,232,179

		$2,232,179

Construction & Engineering — 0.3%
Eiffage S.A.(1)	21,746	$2,126,051

		$2,126,051

Construction Materials — 0.2%
CRH PLC	38,857	$1,528,369

		$1,528,369

Consumer Finance — 1.1%
Aeon Financial Service Co., Ltd.	101,800	$1,108,637
American Express Co.	12,901	1,529,929
Navient Corp.	353,362	3,311,002
PRA Group, Inc.(1)	62,911	2,618,985

		$8,568,553

Containers & Packaging — 1.0%
AptarGroup, Inc.	9,421	$1,190,061
Ball Corp.	31,934	3,065,983
Huhtamaki Oyj	34,360	1,720,923
Sonoco Products Co.	29,777	1,728,853

		$7,705,820

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	11,101	$2,541,130

		$2,541,130

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	59,453	$1,709,274
Liberty Latin America, Ltd., Class C(1)	186,956	2,114,472
Swisscom AG	1,746	923,959
Verizon Communications, Inc.	22,653	1,368,468

		$6,116,173

Electric Utilities — 1.8%
Alliant Energy Corp.	40,976	$2,155,338
Eversource Energy	21,015	1,839,023
IDACORP, Inc.	28,901	2,617,853
NextEra Energy, Inc.	52,836	3,888,201
Pinnacle West Capital Corp.	21,265	1,740,540
Xcel Energy, Inc.	31,534	2,124,130

		$14,365,085

Electrical Equipment — 0.6%
AMETEK, Inc.	13,315	$1,578,227
Eaton Corp. PLC	13,323	1,613,548
Emerson Electric Co.	20,763	1,595,014

		$4,786,789

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	13,874	$1,814,858
Canon Marketing Japan, Inc.	52,000	1,086,799
Hexagon AB, Class B(1)(2)	30,429	2,536,238
Kyocera Corp.	17,600	1,002,192
Sanmina Corp.(1)	77,527	2,466,522

		$8,906,609

Energy Equipment & Services — 1.1%
Halliburton Co.	166,136	$2,756,196
National Oilwell Varco, Inc.	96,990	1,189,098
Schlumberger NV	66,292	1,378,211
TechnipFMC PLC	428,385	3,559,879

		$8,883,384

Entertainment — 0.6%
Activision Blizzard, Inc.	15,826	$1,257,851
Netflix, Inc.(1)	3,633	1,782,713
Walt Disney Co. (The)	13,142	1,945,147

		$4,985,711

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	10,599	$4,152,370
Loblaw Cos., Ltd.	42,809	2,116,222
Walgreens Boots Alliance, Inc.	21,476	816,303
Walmart, Inc.	22,939	3,504,850

		$10,589,745

Food Products — 2.8%
AAK AB	74,534	$1,474,530
Associated British Foods PLC	51,739	1,442,972
Cranswick PLC	32,176	1,466,340
Hershey Co. (The)	15,057	2,226,780
Hormel Foods Corp.	42,800	2,019,304
Kerry Group PLC, Class A	12,198	1,710,380
McCormick & Co., Inc.	7,513	1,404,781
MEIJI Holdings Co., Ltd.	19,800	1,401,277
Nestle S.A.	48,581	5,441,775
Saputo, Inc.	88,320	2,450,273
Yakult Honsha Co., Ltd.	21,600	1,025,867

		$22,064,279

Gas Utilities — 0.1%
Rubis SCA	25,569	$1,085,009

		$1,085,009

Security	Shares	Value
Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	40,038	$4,332,912
Avanos Medical, Inc.(1)	49,041	2,078,848
Becton, Dickinson and Co.	10,916	2,563,513
Cooper Cos., Inc. (The)	6,148	2,060,933
Danaher Corp.	17,102	3,841,622
Edwards Lifesciences Corp.(1)	23,112	1,938,866
IDEXX Laboratories, Inc.(1)	5,396	2,487,448
Intuitive Surgical, Inc.(1)	3,682	2,673,316
Medtronic PLC	25,618	2,912,767
ResMed, Inc.	11,959	2,506,606
Siemens Healthineers AG(3)	46,046	2,116,677
STERIS PLC	13,681	2,651,515
Stryker Corp.	12,385	2,890,659
Sysmex Corp.	17,000	1,779,773
West Pharmaceutical Services, Inc.	8,480	2,333,357
Zimmer Biomet Holdings, Inc.	9,189	1,370,264

		$40,539,076

Health Care Providers & Services — 2.9%
Anthem, Inc.	7,993	$2,489,979
Centene Corp.(1)	25,709	1,584,960
Cigna Corp.	12,971	2,712,755
CVS Health Corp.	38,863	2,634,523
Humana, Inc.	6,036	2,417,539
McKesson Corp.	8,696	1,564,497
Quest Diagnostics, Inc.	8,630	1,069,947
Ramsay Health Care, Ltd.	63,092	2,921,980
UnitedHealth Group, Inc.	16,809	5,653,539

		$23,049,719

Health Care Technology — 0.3%
Cerner Corp.	31,317	$2,343,764

		$2,343,764

Hotels, Restaurants & Leisure — 1.3%
Evolution Gaming Group AB(3)	41,738	$3,551,368
McDonald’s Corp.	11,541	2,509,475
Resorttrust, Inc.	135,600	2,099,968
Starbucks Corp.	18,191	1,783,082

		$9,943,893

Household Durables — 0.3%
JM AB(2)	81,118	$2,601,682

		$2,601,682

Household Products — 2.4%
Church & Dwight Co., Inc.	29,353	$2,576,313
Clorox Co. (The)	11,100	2,252,856
Colgate-Palmolive Co.	35,928	3,076,874
Henkel AG & Co. KGaA	25,073	2,419,111
Kimberly-Clark Corp.	9,787	1,363,427
Procter & Gamble Co. (The)	43,066	5,980,575
Reckitt Benckiser Group PLC	18,809	1,641,791

		$19,310,947

Security	Shares	Value
Industrial Conglomerates — 0.7%
3M Co.	10,984	$1,897,267
Siemens AG	14,387	1,920,299
Smiths Group PLC	73,039	1,403,390

		$5,220,956

Insurance — 3.6%
Aflac, Inc.	39,535	$1,736,773
Allianz SE	15,355	3,598,984
Allstate Corp. (The)	9,993	1,022,784
Aon PLC, Class A	7,862	1,610,845
Arthur J. Gallagher & Co.	16,854	1,945,120
AXA S.A.	103,320	2,415,566
Dai-ichi Life Holdings, Inc.	79,700	1,255,645
Marsh & McLennan Cos., Inc.	18,563	2,128,062
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,757,431
Progressive Corp. (The)	30,987	2,699,278
Sampo Oyj, Class A	30,319	1,302,900
Swiss Life Holding AG	10,703	4,775,889
Travelers Cos., Inc. (The)	13,951	1,808,747

		$29,058,024

Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(1)	4,586	$8,045,678
Alphabet, Inc., Class C(1)	4,740	8,345,908
Facebook, Inc., Class A(1)	37,149	10,289,159

		$26,680,745

Internet & Direct Marketing Retail — 3.0%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$3,423,943
Amazon.com, Inc.(1)	6,137	19,442,262
Booking Holdings, Inc.(1)	645	1,308,350

		$24,174,555

IT Services — 3.2%
Amdocs, Ltd.	17,485	$1,150,688
Atos SE(1)	17,015	1,553,142
Automatic Data Processing, Inc.	12,580	2,187,410
Bechtle AG	7,756	1,693,163
Cognizant Technology Solutions Corp., Class A	21,873	1,708,938
Fidelity National Information Services, Inc.	11,831	1,755,839
Mastercard, Inc., Class A	2,700	908,577
Nexi SpA(1)(3)	101,631	1,918,962
Otsuka Corp.	23,700	1,149,292
Shopify, Inc., Class A(1)	2,661	2,863,992
Sopra Steria Group(1)	9,501	1,440,514
TIS, Inc.	58,900	1,169,725
Visa, Inc., Class A	21,878	4,602,037
Worldline S.A.(1)(3)	18,709	1,732,239

		$25,834,518

Security	Shares	Value
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	21,312	$2,491,373
Illumina, Inc.(1)	5,736	1,847,508
Lonza Group AG	2,829	1,779,929
PerkinElmer, Inc.	22,442	2,984,786
Thermo Fisher Scientific, Inc.	9,483	4,409,405

		$13,513,001

Machinery — 1.1%
Knorr-Bremse AG	18,315	$2,344,521
Mueller Water Products, Inc., Class A	210,573	2,499,501
PACCAR, Inc.	20,379	1,774,196
Stadler Rail AG(2)	49,361	2,221,353

		$8,839,571

Marine — 0.2%
Kirby Corp.(1)	23,917	$1,210,200

		$1,210,200

Media — 0.4%
Comcast Corp., Class A	43,528	$2,186,847
Fuji Media Holdings, Inc.	104,200	1,081,212

		$3,268,059

Metals & Mining — 0.4%
Acerinox S.A.	161,549	$1,674,092
Rio Tinto, Ltd.	21,173	1,579,696

		$3,253,788

Multi-Utilities — 0.9%
CMS Energy Corp.	24,718	$1,521,146
DTE Energy Co.	13,958	1,756,056
NorthWestern Corp.	36,459	2,114,622
WEC Energy Group, Inc.	19,959	1,895,107

		$7,286,931

Multiline Retail — 0.6%
Big Lots, Inc.	42,783	$2,210,598
Dollar General Corp.	5,595	1,222,955
Dollarama, Inc.	34,863	1,427,055

		$4,860,608

Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.	38,314	$3,340,215
CNX Resources Corp.(1)	209,332	1,969,814
ConocoPhillips	30,001	1,186,840
EOG Resources, Inc.	24,578	1,152,217

Security	Shares	Value
Exxon Mobil Corp.	103,330	$3,939,973
Hess Corp.	56,250	2,653,875
Kinder Morgan, Inc.	87,187	1,253,749
ONEOK, Inc.	32,144	1,153,005
Pioneer Natural Resources Co.	13,146	1,322,225
Repsol S.A.	382,582	3,666,952
Royal Dutch Shell PLC, Class B ADR	40,504	1,314,355
Suncor Energy, Inc.	214,683	3,433,407
Valero Energy Corp.	19,530	1,050,128
World Fuel Services Corp.	106,963	3,039,888

		$30,476,643

Paper & Forest Products — 0.2%
Mondi PLC	76,463	$1,673,101

		$1,673,101

Personal Products — 1.5%
Beiersdorf AG	27,236	$3,049,712
Edgewell Personal Care Co.(1)	63,184	2,195,644
Estee Lauder Cos., Inc. (The), Class A	11,662	2,860,922
Kose Corp.	5,400	823,699
Unilever NV	27,184	1,647,912
Unilever PLC	23,093	1,402,561

		$11,980,450

Pharmaceuticals — 3.6%
Bayer AG	28,385	$1,635,366
Bristol-Myers Squibb Co.	36,600	2,283,840
Eli Lilly & Co.	13,203	1,923,017
Johnson & Johnson	41,881	6,059,343
Merck & Co., Inc.	25,096	2,017,467
Novartis AG	16,795	1,520,543
Novo Nordisk A/S, Class B	38,198	2,560,139
Pfizer, Inc.	92,426	3,540,840
Roche Holding AG PC	11,052	3,629,995
Sanofi	33,055	3,331,905
Viatris, Inc.(1)	11,468	192,892

		$28,695,347

Professional Services — 0.6%
Korn Ferry	59,677	$2,389,467
Teleperformance	7,220	2,400,996

		$4,790,463

Road & Rail — 3.0%
CSX Corp.	45,674	$4,112,944
J.B. Hunt Transport Services, Inc.	23,022	3,114,416
Kansas City Southern	9,878	1,838,987
Knight-Swift Transportation Holdings, Inc.	35,817	1,478,884
Norfolk Southern Corp.	17,028	4,035,976
Old Dominion Freight Line, Inc.	9,839	2,000,859
Seino Holdings Co., Ltd.	87,400	1,217,457
Union Pacific Corp.	23,478	4,791,390
Werner Enterprises, Inc.	34,519	1,380,415

		$23,971,328

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	22,452	$1,851,841
ASML Holding NV	3,858	1,676,239
Intel Corp.	34,478	1,667,011
Micron Technology, Inc.(1)	23,030	1,475,993
NVIDIA Corp.	9,429	5,054,510

		$11,725,594

Software — 3.9%
Adobe, Inc.(1)	3,233	$1,546,894
Constellation Software, Inc.	1,075	1,331,255
Microsoft Corp.	105,954	22,681,573
Oracle Corp.	33,833	1,952,841
SAP SE	10,289	1,242,050
Tyler Technologies, Inc.(1)	3,324	1,421,342
VMware, Inc., Class A(1)(2)	8,115	1,135,207

		$31,311,162

Specialty Retail — 1.2%
Home Depot, Inc. (The)	16,642	$4,616,657
Industria de Diseno Textil S.A.	70,800	2,350,162
TJX Cos., Inc. (The)	18,374	1,166,933
WH Smith PLC	87,180	1,636,456

		$9,770,208

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	253,108	$30,132,507

		$30,132,507

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$1,934,696

		$1,934,696

Thrifts & Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.	190,804	$2,350,705
WSFS Financial Corp.	58,380	2,226,030

		$4,576,735

Tobacco — 0.7%
Altria Group, Inc.	66,113	$2,633,281
British American Tobacco PLC	45,038	1,585,439
Philip Morris International, Inc.	18,363	1,390,997

		$5,609,717

Trading Companies & Distributors — 0.7%
Brenntag AG	49,143	$3,763,287
Mitsui & Co., Ltd.	85,500	1,452,735

		$5,216,022

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	27,700	$1,908,981

		$1,908,981

Total Common Stocks (identified cost $490,957,052)		$696,191,593

Exchange-Traded Funds (4) — 9.5%

Security	Shares	Value
Equity Funds — 9.5%
iShares MSCI China ETF	955,052	$76,222,700

Total Exchange-Traded Funds (identified cost $59,919,371)		$76,222,700

Short-Term Investments — 3.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	24,186,115	$24,186,115
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11%(6)	5,812,522	5,812,522

Total Short-Term Investments (identified cost $29,998,637)		$29,998,637

Total Investments — 100.6% (identified cost $580,875,060)		$802,412,930

Other Assets, Less Liabilities — (0.6)%		$(5,050,720)

Net Assets — 100.0%		$797,362,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2020. The aggregate market value of securities on loan at November 30, 2020 was $8,163,502 and the total market value of the collateral received by the Fund was $8,612,725, comprised of cash of $5,812,522 and U.S. government and/or agencies securities of $2,800,203.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $9,319,246 or 1.2% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	64.8%	$516,206,585
Switzerland	4.2	33,270,702
Japan	4.1	32,971,859
Germany	3.8	30,098,422
France	3.1	24,720,829
United Kingdom	2.8	22,716,539
Canada	1.7	13,622,204
Sweden	1.5	12,196,934
Spain	1.0	7,691,206
Ireland	0.9	7,094,334
Australia	0.8	6,593,207
Netherlands	0.6	4,489,263
Denmark	0.5	4,036,946
China	0.4	3,423,943
Finland	0.4	3,023,823
Chile	0.3	2,114,472
Italy	0.2	1,918,962
Exchange-Traded Funds	9.5	76,222,700

Total Investments	100.6%	$802,412,930

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $24,186,115, which represents 3.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$34,771,375	$17,692,821	$(28,278,080)	$72	$(73)	$24,186,115	$9,960	24,186,115

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$39,045,517	$3,914,152		$—	$42,959,669
Consumer Discretionary	49,433,899	13,938,047		—	63,371,946
Consumer Staples	51,863,977	27,733,021		—	79,596,998
Energy	35,693,075	3,666,952		—	39,360,027
Financials	58,247,232	20,343,275		—	78,590,507
Health Care	90,644,412	23,367,838		—	114,012,250
Industrials	59,576,726	26,085,425		—	85,662,151
Information Technology	91,942,014	18,200,555		—	110,142,569
Materials	19,178,613	40,579,838		—	59,758,451
Utilities	21,652,016	1,085,009		—	22,737,025
Total Common Stocks	$517,277,481	$178,914,112	*	$—	$696,191,593
Exchange-Traded Funds	$76,222,700	$—		$—	$76,222,700
Short-Term Investments	5,812,522	24,186,115		—	29,998,637
Total Investments	$599,312,703	$203,100,227		$—	$802,412,930

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.